INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
9. INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. Pursuant to PRC tax laws, certain subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from CIT mainly beginning from 2017 that approved by governing tax authorities and a 50% CIT reduction for the succeeding three year thereafter.

United States

ReneSola US is incorporated in California, the United States. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

The tax benefit (expense) from continuing operations comprises:

	Years ended December 31,
	2015	2016	2017
Income (Loss) before income tax
PRC	$-	$(69,465)	$2,938,038
Other jurisdictions	20,190,079	296,039	583,861

Total	20,190,079	226,574	3,521,899

Current tax benefit (expense)
PRC	-	-	(11,926)
Other jurisdictions	(34,721)	(283,829)	(222,094)

Subtotal	(34,721)	(283,829)	(234,020)
Deferred tax benefit (expense)		-
PRC	-	-	1,402
Other jurisdictions	57,912	151,737	(89,450)

Subtotal	57,912	151,737	(88,048)

Total income tax benefit (expense)	$23,191	$(132,092)	$(322,068)

There was no reversal or addition of unrecognized tax benefits during the year ended December 31, 2015, 2016 and 2017, respectively.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2015, 2016 and 2017, there were no interests and penalties related to uncertain tax positions. As of December 31, 2016 and 2017, there was no accrual of uncertain tax benefits recognized by the Company. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $15,060) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2016	2017
Deferred tax assets:
Accrued expenses	$-	$6,254
Tax losses	3,482,010	3,234,651
Others	-	55,282
Total gross deferred tax assets	3,482,010	3,296,187
Valuation allowance on deferred tax assets	(3,334,464)	(3,236,889)
Net deferred tax assets	$147,546	$59,298

As of December 31, 2017, the PRC Companies had net operating loss carry forwards of $2,017,109, of which $284,543 and $1,732,566 will expire in 2021 and 2022 respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $3,334,464 and $3,236,889 as at December 31, 2016 and 2017, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Years ended December 31,
	2015	2016	2017
PRC applicable income tax rate	25%	25%	25%
Valuation allowance	1%	26%	(3)%
Preferential tax rate	-	-	(24)%
Effect of different tax rate of subsidiaries	(22)%	20%	(4)%
Others	(4)%	(13)%	(4)%
Effective income tax rate	0%	58%	(10)%

The following table sets forth the effect of preferential tax on China operations for the years ended December 31 2015, 2016 and 2017, respectively:

	Year ended December 31,
	2015	2016	2017
	USD	USD	USD

Preferential tax effect	$-	$-	$845,010
Basic earnings per share from continuing operations effect -decrease	-	-	-
Diluted earnings per share from continuing operations effect -decrease	$-	$-	$-